Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies (Details) [Line Items]
Percentage of dividend	100.00%
Share Options [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted loss per share	1,152,190
Share Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted loss per share		4,564,665